Restructuring, Impairment and Other Charges - Narrative (Detail)		3 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) Employee Business Facility	Dec. 31, 2016 USD ($) Employee Facility	Dec. 31, 2015 USD ($) Employee Facility	Nov. 29, 2017 USD ($)
Restructuring Cost And Reserve [Line Items]
Employee-related termination costs			$ 13,000,000	$ 8,000,000	$ 20,000,000
Number of employees used to determine employee termination costs | Employee			776	222	766
Other Restructuring Charges			$ 24,000,000	$ 7,000,000	$ 7,000,000
Impairment charge of property, plant and equipment			7,000,000
Goodwill (Note 7)	$ 0	$ 0	82,000,000	84,000,000	81,000,000
Goodwill impairment charges	$ 55,000,000	55,000,000	73,000,000	0	0
Impairment charges, net					8,000,000
Clark Group
Restructuring Cost And Reserve [Line Items]
Goodwill (Note 7)			16,000,000			$ 16,000,000
Magazines, catalogs and retail inserts
Restructuring Cost And Reserve [Line Items]
Goodwill (Note 7)			0
Goodwill impairment charges			73,000,000
Magazines, catalogs and retail inserts | Clark Group
Restructuring Cost And Reserve [Line Items]
Goodwill impairment charges			18,000,000
Trade Names
Restructuring Cost And Reserve [Line Items]
Impairment of indefinite-lived intangible assets			8,000,000	0	$ 0
Indefinite-lived intangible assets			$ 24,000,000	32,000,000
Book
Restructuring Cost And Reserve [Line Items]
Number of facilities closed | Facility			3		1
Goodwill (Note 7)			$ 51,000,000	51,000,000	$ 51,000,000
Goodwill impairment charges			0
Book | Trade Names
Restructuring Cost And Reserve [Line Items]
Impairment of indefinite-lived intangible assets			5,000,000
Indefinite-lived intangible assets			$ 1,000,000
Magazines, Catalogs and Logistics
Restructuring Cost And Reserve [Line Items]
Number of facilities closed | Facility			1
Goodwill (Note 7)			$ 0	0	0
Goodwill impairment charges			68,000,000
Office Products
Restructuring Cost And Reserve [Line Items]
Goodwill (Note 7)			31,000,000	$ 30,000,000	$ 30,000,000
Goodwill impairment charges			0
Office Products | Trade Names
Restructuring Cost And Reserve [Line Items]
Impairment of indefinite-lived intangible assets			3,000,000
Indefinite-lived intangible assets			$ 23,000,000
Print
Restructuring Cost And Reserve [Line Items]
Number of business acquisitions completed | Business			5
Other
Restructuring Cost And Reserve [Line Items]
Number of facilities closed | Facility				1	1
Goodwill (Note 7)			$ 0	$ 3,000,000	$ 0
Goodwill impairment charges		$ 5,000,000	$ 5,000,000
Termination One
Restructuring Cost And Reserve [Line Items]
Number of employees who were terminated as of date | Employee			459